Consolidated income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net interest income		$ 16,821	$ 16,911
– interest income		49,008	55,372
– interest expense		(32,187)	(38,461)
Net fee income		6,643	6,200
– fee income		8,640	8,158
– fee expense		(1,997)	(1,958)
Net income from financial instruments held for trading or managed on a fair value basis	[1]	10,547	10,516
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		5,113	2,376
Insurance finance expense		(5,329)	(2,486)
Insurance service result		785	662
– insurance service revenue		1,511	1,310
– insurance service expense		(726)	(648)
Gain less impairment relating to sale of business operations	[2]	(34)	3,256
Other operating (expense)/income	[3]	(424)	(143)
Net operating income before change in expected credit losses and other credit impairment charges	[4]	34,122	37,292
Change in expected credit losses and other credit impairment charges		(1,941)	(1,066)
Net operating income		32,181	36,226
Employee compensation and benefits		(9,903)	(9,192)
General and administrative expenses		(4,894)	(5,135)
Depreciation and impairment of property, plant and equipment and right-of-use assets		(955)	(867)
Amortisation and impairment of intangible assets		(1,270)	(1,102)
Total operating expenses		(17,022)	(16,296)
Operating profit		15,159	19,930
Share of profit in associates and joint ventures		1,651	1,626
Impairment of interest in associate	[3],[5]	(1,000)	0
Profit before tax		15,810	21,556
Tax expense		(3,369)	(3,891)
Profit after tax		12,441	17,665
Attributable to:
– ordinary shareholders of the parent company		11,510	16,586
– other equity holders		547	526
– non-controlling interests		384	553
Profit after tax		$ 12,441	$ 17,665
Basic earnings per ordinary share (in dollars per share)		$ 0.65	$ 0.89
Diluted earnings per ordinary share (in dollars per share)		$ 0.65	$ 0.88

[1]	The amount in 1H25 includes a $0.1bn mark-to-market gain on interest rate hedging of the portfolio of retained loans post sale of our retail banking operations in France and a $0.1bn fair value loss on Grupo Financiero Galicia‘s (‘Galicia‘) American Depositary Receipts (‘ADRs‘) received as purchase consideration from the sale of our business in
Argentina, which were disposed of in 2Q25. Amount in 1H24 includes a $255m gain on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada.
2
[2]	Includes amounts from ‘Other operating income‘ relating to the execution of all sales of business operations. In 1H24, a gain of $4.6bn inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses on the sale of our banking business in Canada, and an impairment loss of $1.2bn relating to the sale of our business in Argentina was recognised.
3
[3]	The amount in 1H25 ‘Other operating (expense)/income’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom.
We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 10 on page
[4]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
[5]	Amount in 1H25 includes a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom.